Trade and Other Receivables - Schedule of Non-Current Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of trade and other receivables [abstract]
Cash deposits for guarantees	$ 164	$ 189
Loans to customers	2	10
Tax receivable, other than income tax	154	137
Brazilian tax credits and interest receivables	1,341	1,149
Trade and other receivables	280	298
Non-current trade and other receivables	$ 1,941	$ 1,782